Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents	33 Cash and cash equivalents

Cash and cash equivalents
in EUR million	2022	2021	2020
Treasury bills and other eligible bills	1	23	0
Deposits from banks/Loans and advances to banks	7,776	1,122	478
Cash and balances with central banks	87,614	106,520	111,087
Cash and cash equivalents at end of year	95,391	107,665	111,566

Treasury bills and other eligible bills included in cash and cash equivalents
in EUR million	2022	2021	2020
Treasury bills and other eligible bills included in trading assets	0	0	0
Treasury bills and other eligible bills included in FVOCI	0	0	0
Treasury bills and other eligible bills included in securities at AC	0	23	0
	1	23	0

Deposits from banks/Loans and advances to banks
in EUR million	2022	2021	2020
Included in cash and cash equivalents:
– Deposits from banks	-6,172	-7,059	-8,788
– Loans and advances to banks	13,948	8,181	9,266
	7,776	1,122	478
Not included in cash and cash equivalents:
– Deposits from banks	-50,460	-78,033	-69,310
– Loans and advances to banks	21,156	15,411	16,098
	-29,304	-62,621	-53,212
Total as included in the statement of financial position:
– Deposits from banks	-56,632	-85,092	-78,098
– Loans and advances to banks	35,104	23,592	25,364
	-21,528	-61,500	-52,733
Cash and cash equivalents includes deposits from banks and loans and advances to banks that are on demand.
Included in Cash and cash equivalents, are minimum mandatory reserve deposits to be held with various central banks. Reference is made to Note 42 'Transfer of financial assets, assets pledged and received as collateral' for restrictions on Cash and balances with central banks.